STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

17. STOCK‑BASED COMPENSATION

A)   Employee Stock Option Plan

The Company’s ESOP provides for the grant of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5.0% of the Company’s common shares issued and outstanding at the date of grant.

On April 24, 2001, the Compensation Committee of the Board adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2018, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP to 35,700,000 common shares.

Of the 1,990,850 stock options granted under the ESOP in 2018, 496,973 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2023, vest in equal installments on each anniversary date of the grant over a three‑year period. Of the 2,018,140 stock options granted under the ESOP in 2017, 499,796 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2022, vest in equal installments on each anniversary date of the grant over a three-year period.

Upon the exercise of stock options under the ESOP, the Company issues common shares from treasury to settle the obligation.

The following table sets out activity with respect to Agnico Eagle’s outstanding stock options:

	Year Ended			Year Ended
	December 31, 2018			December 31, 2017
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	5,857,504	C$	41.18	5,478,837	C$	34.40
Granted	1,990,850		58.04	2,018,140		56.57
Exercised	(1,220,921)		32.46	(1,538,729)		37.18
Forfeited	(59,168)		53.91	(99,644)		42.09
Expired	(207,000)		52.13	(1,100)		37.05
Outstanding, end of year	6,361,265	C$	47.65	5,857,504	C$	41.18
Options exercisable, end of year	3,429,813	C$	42.28	2,628,998	C$	37.66

The average share price of Agnico Eagle’s common shares during the year ended December 31, 2018 was C$52.81 (2017 - C$59.47).

The weighted average grant date fair value of stock options granted in 2018 was C$12.66 (2017 - C$14.51).

The following table sets out information about Agnico Eagle’s stock options outstanding and exercisable as at December 31, 2018:

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average				Average
		Remaining	Weighted			Remaining	Weighted
	Number	Contractual	Average		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Exercise Price		Exercisable	Life	Exercise Price
C$28.03 - C$38.15	2,544,126	1.55 years	C$	33.07	2,052,333	1.44 years	C$	32.28
C$40.66 - C$66.57	3,817,139	3.52 years		57.37	1,377,480	3.36 years		57.18
C$28.03 - C$66.57	6,361,265	2.73 years	C$	47.65	3,429,813	2.21 years	C$	42.28

The Company has reserved for issuance 6,361,265 common shares in the event that these stock options are exercised.

The number of common shares available for the grant of stock options under the ESOP as at December 31, 2018 was 7,046,981.

Agnico Eagle estimated the fair value of stock options under the Black‑Scholes option pricing model using the following weighted average assumptions:

	Year Ended
	December 31,
	2018	2017
Risk-free interest rate	2.10%	1.15%
Expected life of stock options (in years)	2.4	2.3
Expected volatility of Agnico Eagle’s share price	35.0%	45.0%
Expected dividend yield	1.00%	1.09%

The Company uses historical volatility to estimate the expected volatility of Agnico Eagle’s share price. The expected term of stock options granted is derived from historical data on employee exercise and post‑vesting employment termination experience.

The total compensation expense for the ESOP recorded in the general and administrative line item of the consolidated statements of income(loss) for 2018 was $19.8 million (2017 - $19.5 million). Of the total compensation cost for the ESOP, $0.5 million was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2018 (2017 - $0.3 million).

Subsequent to the year ended December 31, 2018, 2,118,850 stock options were granted under the ESOP, of which 527,975 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2024, vest in equal installments on each anniversary date of the grant over a three‑year period.

B)  Incentive Share Purchase Plan

On June 26, 1997, the Company’s shareholders approved the ISPP to encourage Participants to purchase Agnico Eagle’s common shares at market value. In 2009, the ISPP was amended to remove non-executive directors as eligible Participants.

Under the ISPP, Participants may contribute up to 10.0% of their basic annual salaries and the Company contributes an amount equal to 50.0% of each Participant’s contribution. All common shares subscribed for under the ISPP are issued by the Company. The total compensation cost recognized in 2018 related to the ISPP was $6.9 million (2017 - $5.8 million).

In 2018, 515,432 common shares were subscribed for under the ISPP (2017 - 382,663) for a value of $  20.6 million (2017 - $17.4 million). In May 2015, the Company’s shareholders approved an increase in the maximum number of common shares reserved for issuance under the ISPP to 7,100,000 from 6,100,000. As at December 31, 2018, Agnico Eagle has reserved for issuance 656,875 common shares (2017 - 1,172,307) under the ISPP.

C)  Restricted Share Unit Plan

In 2009, the Company implemented the RSU plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company as eligible participants.

A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of equity and is amortized as compensation expense over the vesting period of up to three years.

In 2018, 379,324 (2017 – 369,623) RSUs were granted with a grant date fair value of $47.91 (2017 - $44.42). In 2018, the Company funded the RSU plan by transferring $17.6 million (2017 - $16.4 million) to an employee benefit trust that then purchased common shares of the Company in the open market. The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market. Once vested, the common shares in the trust are distributed to settle the obligation along with a cash payment reflecting the accumulated amount that would have been paid as dividends had the common shares been outstanding.

Compensation expense related to the RSU plan was $15.2 million in 2018 (2017 - $13.1 million). Compensation expense related to the RSU plan is included as part of the general and administrative line item of the consolidated statements of income(loss).

Subsequent to the year ended December 31, 2018, 404,100 RSUs were granted under the RSU plan.

D)  Performance Share Unit Plan

Beginning in 2016, the Company adopted a PSU plan for senior executives of the Company. PSUs are subject to vesting requirements over a three-year period based on specific performance measurements established by the Company. The fair value for the portion of the PSUs related to market conditions is based on the application of pricing models at the grant date and the fair value for the portion related to non‑market conditions is based on the market value of the shares at the grant date. Compensation expense is based on the current best estimate of the outcome for the specific performance measurement established by the Company and is recognized over the vesting period based on the number of units estimated to vest.

In 2018, 180,000 (2017 - 182,000) PSUs were granted with a grant date fair value of $58.47 (2017 - $49.38). The Company funded the PSU plan by transferring $8.4 million (2017 - $8.1 million) to an employee benefit trust that then purchased common shares of the Company in the open market. Once vested, the common shares in the trust are distributed to settle the obligation along with a cash payment reflecting the accumulated amount that would have been paid as dividends had the common shares been outstanding. In 2018, the Company purchased an additional 100,345 shares to fulfill the payout of its 2016 PSU grant.  The Company funded the purchase by transferring $3.5 million to an employee benefit trust that then purchased common shares of the Company in the open market. The purchase was treated as a treasury transaction and recognized directly in equity.

Compensation expense related to the PSU plan was $9.3 million in 2018 (2017 - $6.0 million). Compensation expense related to the PSU plan is included as part of the general and administrative line item of the consolidated statements of income(loss).

Subsequent to the year ended December 31, 2018, 190,500 PSUs were granted under the PSU plan.